RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
In the normal course of business, the Manager enters into transactions with related parties by recovering or bearing the cost of certain employee compensation awards with the Corporation and Brookfield Asset Management ULC and by borrowing on its $500 million credit facility with Brookfield Asset Management ULC to fund short-term capital requirements.
Under the AMSA, the Manager provides the services of its employees and its Chief Executive Officer to Brookfield Asset Management ULC on a cost recovery basis. For the three and six months ended June 30, 2023, under this arrangement the Manager has recognized $36 million and $87 million, respectively in Operating Recoveries. In addition, the Manger recovered $2 million in Unrealized carried interest compensation expense from the asset management business for the six months ended.
As outlined in the Relationship Agreement, the Corporation is responsible for the stock based awards which are subject to revaluation at each balance sheet date and will also bear the cost of the employee entitlement to carried interest on mature funds either directly or indirectly through reimbursement to the Company. For the three and six months ended June 30, 2023, the Manager has recognized $19 million and $100 million in Operating Recoveries under this arrangement, respectively.
Under the TSA, Brookfield Asset Management ULC and the Corporation provide the Manager certain services to support day-to-day corporate activities. For services provided to the Manager, costs are recorded on a gross basis in the Condensed Consolidated Statement of Comprehensive Income. For the three and six months ended June 30, 2023, the Manager has recognized $nil in the Condensed Consolidated Statement of Comprehensive Income under this arrangement.
For three months ended, the Manager received from Brookfield Asset Management ULC prepayments under the AMSA for share-based compensation of $nil, which represent deferred income and have been included in Accounts payable and accrued liabilities For the six months ended the Manager received from Brookfield Asset Management ULC advanced reimbursements for Manager share-based awards issued to employees of Brookfield Asset Management ULC of $88 million, which has been recorded in additional paid-in capital.
The balances due from affiliates related to compensation costs are presented in Due from affiliates on the Condensed Consolidated Balance Sheet and the balances due to affiliates are presented in Due to Affiliates.
Due from affiliates and Due to affiliates consisted of the following:

AS AT JUNE 30, AND DECEMBER 31, (MILLIONS)	2023	2022
Due from Affiliates
Receivables related to share and cash-based compensation	$776	$782
Other transactions with related parties	34	—
	$810	$782

Due to Affiliates
Borrowings on short-term credit facility	$124	$—
Other transactions with related parties	44	3
	$168	$3
In the current period, the Manager recorded its share of a non-cash distribution declared by ULC to the Corporation in the amount of $56 million within the Condensed Consolidated Statement of Changes in Equity.
In addition, the Manager purchased options to acquire Brookfield Asset Management ULC’s shares for $41 million during the three months ended March 31, 2023. No additional options were purchased during the three months ended June 30, 2023. These options track certain options issued under our Management Share Option Plan and are automatically exercised at the same time and the same exercise prices as the tracked Manager options. As of June 30, 2023, the carrying amount of these options is $41 million, included in other assets on the Condensed Consolidated Balance Sheet.